Investment Risks - Nomura Transformational Technologies ETF	Jan. 07, 2026
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Investing in any exchange-traded fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. Unlike many ETFs, the Fund is actively managed and does not seek to replicate the performance of a specified index. The Fund’s principal risks include:

Market risk [Member]
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Market risk — The risk that all or a majority of the securities in a certain market - such as the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Information technology sector risk [Member]
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Information technology sector risk — Investment risks associated with investing in the information technology sector, in addition to other risks, include the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions; and government regulation.

Technology industry risk [Member]
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Technology industry risk — The risk that investment risks associated with investing in technology securities, in addition to other risks, include: operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and obsolescence of existing technology. In addition, these securities may be impacted by commodity and energy prices, which can be volatile, and may increase the volatility of these securities.

Growth stock risk [Member]
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Growth stock risk — Growth stocks reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

Nondiversification risk [Member]
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Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Concentration risk [Member]
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Concentration risk — The risk that a concentration in a particular industry will cause a fund to be more exposed to developments affecting that single industry or industry group than a more broadly diversified fund would be. A fund could experience greater volatility or may perform poorly during a downturn in the industry or industry group because it is more susceptible to the economic, regulatory, political, legal and other risks associated with those industries than a fund that invests more broadly.

Limited number of securities risk [Member]
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Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a fund’s value and total return because the fund may hold larger positions in fewer securities than other funds. In addition, a fund that holds a limited number of securities may be more volatile than those funds that hold a greater number of securities.

Foreign risk [Member]
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Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk [Member]
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Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Depositary receipts risk [Member]
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Depositary receipts risk — Depositary receipts, such as ADRs, GDRs and EDRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Currency risk [Member]
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Risk [Text Block]	Currency risk — The risk that fluctuations in exchange rates between the US dollar and foreign currencies and between various foreign currencies may cause the value of an investment to decline.
Small- and mid-market capitalization company risk [Member]
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Small- and mid-market capitalization company risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Large-capitalization company risk [Member]
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Large-capitalization company risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.

Liquidity risk [Member]
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Risk [Text Block]	Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Government and regulatory risk [Member]
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Risk [Text Block]	Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.
ETF risk [Member]
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ETF risk — The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized participants, market makers and liquidity providers concentration risk,” “Secondary Market Trading Risk” and “Shares may trade at prices other than NAV risk.”

•	Authorized participants, market makers and liquidity providers concentration risk — Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace, and they have no obligation to submit creation or redemption orders. To the extent either of the following events occur, the Fund’s shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold.

•	Secondary market trading risk — Although the Fund’s shares are listed on a national securities exchange, The Nasdaq Stock Market, LLC (“Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in the Fund’s shares on the Exchange may be halted. An exchange or market may also issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process or affect the price at which shares trade in the secondary market.

•	Shares may trade at prices other than NAV risk — As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings, while the trading price of the shares fluctuates continuously throughout trading hours on the Exchange, based on both the relative market supply of, and demand for, the shares and the underlying value of the Fund’s holdings. As a result, although it is expected that the market price of the Fund’s shares will approximate the Fund’s NAV, there may be times when the market price of the Fund’s shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Active management and selection risk [Member]
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Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

New fund risk [Member]
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New fund risk — The Fund is a newly organized, nondiversified management investment company with limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board may determine to liquidate the Fund.

Risk Lose Money [Member]
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Risk [Text Block]	Investing in any exchange-traded fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund may not be appropriate for all investors.
Risk Money Market Fund Price Fluctuates [Member]
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Risk [Text Block]	Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.